Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
Financial assets measured at fair value on a recurring basis are classified using the fair value hierarchy in the table below:

As of December 31, 2024	Total	Level 2
(in thousands)
Cash equivalents:
Term deposits	€80,950	€80,950
Investments and other assets:
Term deposits	1,351	1,351
Total	€82,301	€82,301

As of December 31, 2023	Total	Level 2
(in thousands)
Cash equivalents:
Term deposits	€64,123	€64,123
Short-term investments
Term deposits	25,225	25,225
Investments and other assets:
Term deposits	1,351	1,351
Total	€90,699	€90,699